Operations of the Bank - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 10, 2018 ARS ($) $ / shares shares	Dec. 31, 2019 ARS ($) Voting_Rights $ / shares shares	Dec. 31, 2018 ARS ($) $ / shares shares	Dec. 31, 2017 shares
Discription Of Business And Nature Of Operation [line items]
Number of shares | shares		639,413,408	669,663,021	669,663,021
Misiones Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		$ 6,835,569	$ 8,523,711
Deposits liability related to court deposits		692,153	662,307
Salta Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		4,358,569	4,046,547
Deposits liability related to court deposits		907,270	991,993
Jujuy Provincial Government [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		1,180,551	2,133,985
Deposits liability related to court deposits		642,038	672,194
Banco del Tucuman SA [member]
Discription Of Business And Nature Of Operation [line items]
Deposits liability		3,600,799	9,302,580
Deposits liability related to court deposits		2,455,045	2,907,999
Shares acquired from an individual shareholder | shares	59
Cash paid for shares acquired from an individual shareholder	$ 538
Bank granted loans to government		$ 5,587,274	$ 3
Banco del Tucuman SA [member] | Class B common registered non-endorsable shares [member]
Discription Of Business And Nature Of Operation [line items]
Shares acquired | shares	43,960,000
Face value per share | $ / shares	$ 100
Percentage of shares acquired to common shares and votes	10.00%
Payment for acquisition of shares	$ 807,271
Number of voting right on share | Voting_Rights		1
Banco del Tucuman SA [member] | Major business combination [member]
Discription Of Business And Nature Of Operation [line items]
Face value per share | $ / shares		$ 1	$ 1
Stock exchange rate | $ / shares		$ 0.65258	$ 0.65258
Number of shares | shares		15,662